Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Summary of Accounting Policy [Text Block]
2. Summary of Significant Accounting Policies

Basis of Accounting

The financial statements of the Plan are prepared using the accrual method of accounting and all assets of the Plan are participant directed.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

The Plan's investments in registered investment companies, common stock and pooled separate accounts are stated at fair value. See Note 5 for a discussion of fair value measurements. The Plan's guaranteed investment contract is reported at contract value. See Note 3 for a discussion of the investments reported at contract value.

Purchases and sales of investments are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold, as well as held during the year.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued unpaid interest. Interest on notes receivable from participants is accrued as earned using the interest method over the life of the note.
Administrative Expenses

Investment management fees and administrative fees related to recordkeeping are charged against the earnings of the investment fund in which the participant funds are invested. Fees for certain transactions, such as withdrawals and loan processing, are charged directly to the account of the participant reporting such a transaction. All other administrative expenses of the Plan are paid by the Bank.

Payment of Benefits

Benefits are recorded when paid.

Prefunded Contributions

Prefunded contributions are contributions received in advance for the subsequent plan year. Prefunded contributions at December 31, 2025 and 2024 were approximately $171,000 and $166,000, respectively. Prefunded contributions are not included in the employer and participants contributions on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025.